Finance Receivables - Additional Information (Detail)	Mar. 31, 2022	Mar. 31, 2021
Asia [Member]
Statement [Line Items]
Finance receivables, percentage	12.90%	13.50%
North America [Member]
Statement [Line Items]
Finance receivables, percentage	55.00%	54.60%
Europe [Member]
Statement [Line Items]
Finance receivables, percentage	13.30%	13.20%
Japan [Member]
Statement [Line Items]
Finance receivables, percentage	7.30%	8.30%
Other Regions [Member]
Statement [Line Items]
Finance receivables, percentage	11.50%	10.40%